Contingent Liabilities and Financial Commitments - State Settlement Agreements - Additional Information (Details)											1 Months Ended					12 Months Ended						120 Months Ended
	Oct. 05, 2020 GBP (£)	Oct. 05, 2020 USD ($)	Jan. 28, 2019 GBP (£)	Jan. 28, 2019 USD ($)	Mar. 26, 2018 GBP (£)	Mar. 26, 2018 USD ($)	Dec. 31, 2017	Feb. 17, 2017	Jan. 18, 2017 GBP (£)	Jan. 18, 2017 USD ($)	Jan. 31, 2018 GBP (£)	Jan. 31, 2018 USD ($)	Sep. 30, 2013 State	Nov. 30, 1998 GBP (£) State Case	Nov. 30, 1998 USD ($) State Case	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 GBP (£) State	Dec. 31, 2012 USD ($) State	Dec. 31, 2020 USD ($)	Oct. 05, 2020 USD ($)	Jun. 10, 2020 GBP (£)	Jun. 10, 2020 USD ($)	Jun. 09, 2020 GBP (£)	Jun. 09, 2020 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Trust Fund														£ 3,800,000,000	$ 5,200,000,000
Number of states bot diligently enforced qualifying statuses													6
Bonds and notes | £																£ 40,998,000,000		£ 38,323,000,000
Corporation tax rate																19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate							35.00%													21.00%	21.00%
Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date								Feb. 17, 2017
Percentage of equity fee payments			90.00%	90.00%
Equity fee payments																£ 2,000,000	$ 3,000,000
Imperial Tobacco Group PLC | Florida State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement									£ 33,000,000	$ 45,000,000
Future annual losses									£ 22,000,000	$ 30,000,000
N P M Adjustment Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined																						10	10
Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Proceeds from credits																						£ 804,000,000	$ 1,100,000,000
R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Penalty due | £																0
Bonds and notes																138,000,000								$ 187,797,139.83		£ 61,500,000	$ 84,102,984.75	£ 75,800,000	$ 103,694,155.08
Final judgment litigation settlement amount	£ 140,000,000																								$ 192,869,589.86
R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty											£ 61,000,000	$ 84,000,000
Attorney fee payment	£ 2,200,000	$ 3,100,000
Remaining attorney fee litigation																219,000	300,000
R J Reynolds Tobacco Company | Florida State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty											72,000,000	99,000,000
R J Reynolds Tobacco Company | Master Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing Master Settlement Agreement														46	46
Number of previously settled cases brought forward | Case														4	4
PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty											£ 12,000,000	$ 16,000,000
R J Reynolds Tobacco Company Lorillard Tobacco And Brown And Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Equity fee payments																2,000,000	3,000,000
Profit penalty																		£ 7,000,000	$ 10,000,000
Profit penalty payable before interest																£ 190,000,000	$ 260,400,000
R J Reynolds Tobacco Company Lorillard Tobacco And Brown And Williamson Holdings Inc | Minnesota State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement					£ 29,000,000	$ 40,000,000
Future annual losses					£ 11,000,000	$ 15,000,000
RJRT and ITG | Texas State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement			£ 91,000,000	$ 125,000,000
ITG | Mississippi Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profits claiming damages																				£ 4,000,000	$ 6,000,000
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Extra payment ordered by court as base to calculate payment																				£ 3,600,000	$ 5,000,000